Derivative Instruments Derivative Instruments (Derivative Assets Offset in The Consolidated Balance Sheet) (Details) (Interest Rate Swap, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Interest Rate Swap
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	$ 10,253
Net Amounts of Assets presented in the Statement of Financial Position	10,253
Fair Value of Financial Collateral	10,253
Total of Gross Amounts Not Offset in the Statement of Financial Position Including Applicable Netting Agreement and Fair Value of Collateral	10,253
Net Amount	$ 0